Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001010	$ 0.001010	$ 0.001010	$ 0.001010
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	5,000.000	5,000.000	5,000.000	5,000.000
Preferred stock, shares outstanding	5,000.000	5,000.000	5,000.000	5,000.000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares issued	19,554,667	16,191,529	16,191,529	16,191,529
Common stock, shares outstanding	19,554,667	16,191,529	16,191,529	16,191,529